Carrying Value of Surplus Real Estate (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Real Estate Companies Disclosures [Abstract]
Carrying value of surplus real estate	$ 14.3	$ 14.8